Shareholder Report, Holdings (Details) - Fitz-Gerald Must Have Portfolio(R) ETF	Jun. 30, 2026
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
CrowdStrike Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
RTX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Cash & Cash Equivalents Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%